Distribution Date:	02/18/25	JPMBB Commercial Mortgage Securities Trust 2014-C23
Determination Date:	02/11/25
Next Distribution Date:	03/17/25
Record Date:	01/31/25	Commercial Mortgage Pass-Through Certificates
Series 2014-C23

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	4		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	5		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	9		Niral Shah	(305) 485-2041	Niral.Shah@rialtocapital.com
Current Mortgage Loan and Property Stratification	10-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	15	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	16		Attention: JPMBB 2014-C23 Transaction Manager		notices@pentalphasurveillance.com
Principal Prepayment Detail	17		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Detail	18	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	19		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	20				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	21
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	22		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Modified Loan Detail	23		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25-26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46643ABA0	1.650200%	49,525,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46643ABB8	3.181300%	240,990,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46643ABC6	3.368000%	36,603,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46643ABD4	3.669600%	235,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	46643ABE2	3.934200%	307,498,000.00	5,114,094.74	740,731.65	16,766.56	0.00	0.00	757,498.21	4,373,363.09	98.83%	30.00%
A-SB	46643ABF9	3.657000%	79,326,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	46643ABJ1	4.201600%	86,422,000.00	86,422,000.00	0.00	302,592.23	0.00	0.00	302,592.23	86,422,000.00	75.63%	23.62%
B	46643ABK8	4.590233%	62,698,000.00	62,698,000.00	0.00	239,832.01	0.00	0.00	239,832.01	62,698,000.00	58.80%	19.00%
C	46643ABL6	4.590233%	52,531,000.00	52,531,000.00	0.00	200,941.26	0.00	0.00	200,941.26	52,531,000.00	44.70%	15.12%
D	46643AAG8	4.090233%	96,588,000.00	96,588,000.00	0.00	1,079,167.91	0.00	0.00	1,079,167.91	96,588,000.00	18.77%	8.00%
E	46643AAJ2	3.364000%	30,502,000.00	30,502,000.00	0.00	342,029.08	0.00	0.00	342,029.08	30,502,000.00	10.59%	5.75%
F	46643AAL7	3.364000%	15,251,000.00	15,251,000.00	0.00	171,014.56	0.00	0.00	171,014.56	15,251,000.00	6.49%	4.62%
NR*	46643AAN3	3.364000%	62,697,834.00	24,195,066.16	0.00	205,316.39	0.00	0.00	205,316.39	24,195,066.16	0.00%	0.00%
UH5	46643AAQ6	4.709400%	12,257,000.00	12,257,000.00	0.00	49,706.02	0.00	0.00	49,706.02	12,257,000.00	0.00%	0.00%
WYA	46643AAS2	7.739400%	10,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RIM	46643AAU7	4.304400%	15,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Z	46643AAY9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46643AAW3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,393,388,836.00	385,558,160.90	740,731.65	2,607,366.02	0.00	0.00	3,348,097.67	384,817,429.25

X-A	46643ABG7	0.403572%	1,035,364,000.00	91,536,094.74	0.00	30,784.53	0.00	0.00	30,784.53	90,795,363.09
X-B	46643ABH5	0.500000%	96,588,000.00	96,588,000.00	0.00	40,245.00	0.00	0.00	40,245.00	96,588,000.00
X-C	46643AAA1	1.226233%	30,502,000.00	30,502,000.00	0.00	31,168.79	0.00	0.00	31,168.79	30,502,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-D	46643AAC7	1.226233%	15,251,000.00	15,251,000.00	0.00	15,584.40	0.00	0.00	15,584.40	15,251,000.00
X-E	46643AAE3	1.226233%	62,697,834.00	24,195,066.16	0.00	24,723.99	0.00	0.00	24,723.99	24,195,066.16
Notional SubTotal			1,240,402,834.00	258,072,160.90	0.00	142,506.71	0.00	0.00	142,506.71	257,331,429.25

Deal Distribution Total					740,731.65	2,749,872.73	0.00	0.00	3,490,604.38

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46643ABA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46643ABB8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46643ABC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46643ABD4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	46643ABE2	16.63131058	2.40889908	0.05452575	0.00000000	0.00000000	0.00000000	0.00000000	2.46342484	14.22241150
A-SB	46643ABF9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	46643ABJ1	1,000.00000000	0.00000000	3.50133334	0.00000000	0.00000000	0.00000000	0.00000000	3.50133334	1,000.00000000
B	46643ABK8	1,000.00000000	0.00000000	3.82519395	0.00000000	0.00000000	0.00000000	0.00000000	3.82519395	1,000.00000000
C	46643ABL6	1,000.00000000	0.00000000	3.82519389	0.00000000	0.00000000	0.00000000	0.00000000	3.82519389	1,000.00000000
D	46643AAG8	1,000.00000000	0.00000000	11.17289839	(7.76437114)	0.00000000	0.00000000	0.00000000	11.17289839	1,000.00000000
E	46643AAJ2	1,000.00000000	0.00000000	11.21333290	(8.40999967)	0.00000000	0.00000000	0.00000000	11.21333290	1,000.00000000
F	46643AAL7	1,000.00000000	0.00000000	11.21333421	(8.41000066)	0.00000000	0.00000000	0.00000000	11.21333421	1,000.00000000
NR	46643AAN3	385.89955372	0.00000000	3.27469670	(2.19289154)	24.34624424	0.00000000	0.00000000	3.27469670	385.89955372
UH5	46643AAQ6	1,000.00000000	0.00000000	4.05531696	0.00000000	0.00000000	0.00000000	0.00000000	4.05531696	1,000.00000000
WYA	46643AAS2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RIM	46643AAU7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Z	46643AAY9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46643AAW3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46643ABG7	88.40957841	0.00000000	0.02973305	0.00000000	0.00000000	0.00000000	0.00000000	0.02973305	87.69414727
X-B	46643ABH5	1,000.00000000	0.00000000	0.41666667	0.00000000	0.00000000	0.00000000	0.00000000	0.41666667	1,000.00000000
X-C	46643AAA1	1,000.00000000	0.00000000	1.02186053	0.00000000	0.00000000	0.00000000	0.00000000	1.02186053	1,000.00000000
X-D	46643AAC7	1,000.00000000	0.00000000	1.02186086	0.00000000	0.00000000	0.00000000	0.00000000	1.02186086	1,000.00000000
X-E	46643AAE3	385.89955372	0.00000000	0.39433563	0.00000000	0.00000000	0.00000000	0.00000000	0.39433563	385.89955372

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	01/01/25 - 01/30/25	30	0.00	16,766.56	0.00	16,766.56	0.00	0.00	0.00	16,766.56	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	01/01/25 - 01/30/25	30	0.00	302,592.23	0.00	302,592.23	0.00	0.00	0.00	302,592.23	0.00
B	01/01/25 - 01/30/25	30	0.00	239,832.01	0.00	239,832.01	0.00	0.00	0.00	239,832.01	0.00
C	01/01/25 - 01/30/25	30	0.00	200,941.26	0.00	200,941.26	0.00	0.00	0.00	200,941.26	0.00
D	01/01/25 - 01/30/25	30	749,945.08	329,222.83	0.00	329,222.83	(749,945.08)	0.00	0.00	1,079,167.91	0.00
E	01/01/25 - 01/30/25	30	256,521.81	85,507.27	0.00	85,507.27	(256,521.81)	0.00	0.00	342,029.08	0.00
F	01/01/25 - 01/30/25	30	128,260.92	42,753.64	0.00	42,753.64	(128,260.92)	0.00	0.00	171,014.56	0.00
NR	01/01/25 - 01/30/25	30	1,663,946.33	67,826.84	0.00	67,826.84	(137,489.55)	0.00	0.00	205,316.39	1,526,456.78
UH5	01/01/25 - 01/31/25	31	0.00	49,706.02	0.00	49,706.02	0.00	0.00	0.00	49,706.02	0.00
WYA	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
RIM	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Z	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	01/01/25 - 01/30/25	30	0.00	30,784.53	0.00	30,784.53	0.00	0.00	0.00	30,784.53	0.00
X-B	01/01/25 - 01/30/25	30	0.00	40,245.00	0.00	40,245.00	0.00	0.00	0.00	40,245.00	0.00
X-C	01/01/25 - 01/30/25	30	0.00	31,168.79	0.00	31,168.79	0.00	0.00	0.00	31,168.79	0.00
X-D	01/01/25 - 01/30/25	30	0.00	15,584.40	0.00	15,584.40	0.00	0.00	0.00	15,584.40	0.00
X-E	01/01/25 - 01/30/25	30	0.00	24,723.99	0.00	24,723.99	0.00	0.00	0.00	24,723.99	0.00
Totals			2,798,674.14	1,477,655.37	0.00	1,477,655.37	(1,272,217.36)	0.00	0.00	2,749,872.73	1,526,456.78

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46643ABJ1	4.201600%	86,422,000.00	86,422,000.00	0.00	302,592.23	0.00	0.00	302,592.23	86,422,000.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46643ABK8	4.590233%	62,698,000.00	62,698,000.00	0.00	239,832.01	0.00	0.00	239,832.01	62,698,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46643ABL6	4.590233%	52,531,000.00	52,531,000.00	0.00	200,941.26	0.00	0.00	200,941.26	52,531,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			201,651,000.03	201,651,000.00	0.00	743,365.50	0.00	0.00	743,365.50	201,651,000.00

Exchangeable Certificate Details
EC	46643ABM4	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 28

	Additional Information

Total Available Distribution Amount (1)	3,490,604.38
Gain-on-Sale Proceeds Reserve Account Beginning Balance	0.00
Gain-on-Sale Proceeds Reserve Account Ending Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,516,388.93	Master Servicing Fee	2,211.30
Interest Reductions due to Nonrecoverability Determination	(402,580.21)	Certificate Administrator Fee	885.63
Interest Adjustments	1,595,540.64	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	166.00
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Senior Trust Advisor Fee	597.62
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,709,349.36	Total Fees	4,070.55

Principal		Expenses/Reimbursements
Scheduled Principal	526,594.06	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	2,275.79
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(81,080.64)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	214,137.59	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	740,731.65	Total Expenses/Reimbursements	(78,804.85)

		Interest Reserve Deposit	34,210.92

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,749,872.73
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	740,731.65
Gain-on-Sale Proceeds Reserve Account Withdrawal	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Gain-on-Sale Proceeds Reserve Account Deposit	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,490,604.38
Total Funds Collected	3,450,081.01	Total Funds Distributed	3,450,081.00

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	373,301,160.90	373,301,160.90	Beginning Certificate Balance	385,558,160.90
(-) Scheduled Principal Collections	526,594.06	526,594.06	(-) Principal Distributions	740,731.65
(-) Unscheduled Principal Collections	214,137.59	214,137.59	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	372,560,429.25	372,560,429.25	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	373,401,662.67	373,401,662.67	Ending Certificate Balance	384,817,429.25
Ending Actual Collateral Balance	372,673,771.34	372,673,771.34

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.59%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	9,999,999 or less	2	7,740,325.59	2.08%	8	4.6188	2.097002	1.35 or less	4	212,832,798.93	57.13%	(6)	4.6628	1.086149
10,000,000 to 19,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.36 to 1.45	1	46,987,304.73	12.61%	(5)	4.3430	1.409500
20,000,000 to 24,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.46 to 1.55	1	6,023,206.19	1.62%	(6)	4.5900	1.548900
25,000,000 to 49,999,999		4	165,445,777.47	44.41%	(5)	4.6250	1.125873	1.56 to 1.65	0	0.00	0.00%	0	0.0000	0.000000
	50,000,000 or greater	2	199,374,326.19	53.51%	(6)	4.5081	1.698144	1.66 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
	Totals	8	372,560,429.25	100.00%	(5)	4.5623	1.452298	1.81 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
								2.01 or greater	2	106,717,119.40	28.64%	(5)	4.4568	2.195924
								Totals	8	372,560,429.25	100.00%	(5)	4.5623	1.452298
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Alabama	1	49,052.78	0.01%	55	4.7200	4.019600
							Mixed Use	1	94,374,326.19	25.33%	(6)	4.5700	1.177500
California	2	90,737,304.73	24.36%	(5)	4.4852	1.193781
							Office	3	179,708,472.74	48.24%	(6)	4.5947	1.699369
Connecticut	1	245,263.83	0.07%	55	4.7200	4.019600
							Other	1	46,987,304.73	12.61%	(5)	4.3430	1.409500
Florida	1	42,784.89	0.01%	55	4.7200	4.019600
							Retail	2	49,773,206.19	13.36%	(6)	4.6322	1.033110
Georgia	1	51,777.92	0.01%	55	4.7200	4.019600
							Self Storage	21	1,717,119.40	0.46%	55	4.7200	4.019600
Indiana	1	54,503.06	0.01%	55	4.7200	4.019600
							Totals	28	372,560,429.25	100.00%	(5)	4.5623	1.452298
Kentucky	1	119,906.75	0.03%	55	4.7200	4.019600
Louisiana	1	46,327.63	0.01%	55	4.7200	4.019600
Maine	1	33,791.91	0.01%	55	4.7200	4.019600
Mississippi	1	114,456.46	0.03%	55	4.7200	4.019600
New Mexico	1	114,456.46	0.03%	55	4.7200	4.019600
New York	2	199,374,326.19	53.51%	(6)	4.5081	1.698144
Ohio	1	72,216.57	0.02%	55	4.7200	4.019600
Oklahoma	1	53,140.52	0.01%	55	4.7200	4.019600
Pennsylvania	3	284,778.58	0.08%	55	4.7200	4.019600
South Carolina	1	6,023,206.19	1.62%	(6)	4.5900	1.548900
Tennessee	2	27,414,627.66	7.36%	(6)	5.0668	0.840874
Texas	4	294,316.60	0.08%	55	4.7200	4.019600
Washington	2	47,434,190.53	12.73%	(5)	4.6372	1.169250
Totals	28	372,560,429.25	100.00%	(5)	4.5623	1.452298

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.40000% or less	1	46,987,304.73	12.61%	(5)	4.3430	1.409500	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	3	205,397,532.38	55.13%	(6)	4.5105	1.693767	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	3	92,814,105.00	24.91%	(4)	4.6390	1.121660	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% to 5.00000%	0	0.00	0.00%	0	0.0000	0.000000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00001% or greater	1	27,361,487.14	7.34%	(6)	5.0675	0.834700	49 months or greater	8	372,560,429.25	100.00%	(5)	4.5623	1.452298
	Totals	8	372,560,429.25	100.00%	(5)	4.5623	1.452298	Totals	8	372,560,429.25	100.00%	(5)	4.5623	1.452298
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	7	370,843,309.85	99.54%	(6)	4.5616	1.440411	Interest Only	3	195,737,304.73	52.54%	(6)	4.4677	1.715365
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	239 months or less	3	80,731,678.93	21.67%	(5)	4.7794	1.081111
	Totals	7	370,843,309.85	99.54%	(6)	4.5616	1.440411	240 to 299 months	1	94,374,326.19	25.33%	(6)	4.5700	1.177500
								300 to 359 months	0	0.00	0.00%	0	0.0000	0.000000
								360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	7	370,843,309.85	99.54%	(6)	4.5616	1.440411
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	12 months or less	7	328,810,429.25	88.26%	(5)	4.5522	1.517521	120 months or less	1	1,717,119.40	0.46%	55	4.7200	4.019600
	13 to 24 months	1	43,750,000.00	11.74%	(6)	4.6380	0.962100	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	1	1,717,119.40	0.46%	55	4.7200	4.019600
	Totals	8	372,560,429.25	100.00%	(5)	4.5623	1.452298
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	302581001	OF	New York	NY	Actual/360	4.452%	1,595,540.64	0.00	0.00	N/A	08/01/24	--	105,000,000.00	105,000,000.00	02/01/25
2	883100292	MU	New York	NY	Actual/360	4.570%	371,875.73	123,635.40	0.00	N/A	08/11/24	08/11/27	94,497,961.59	94,374,326.19	02/11/25
5	302581005	OF	Richland	WA	Actual/360	4.637%	189,511.41	114,254.78	0.00	N/A	09/01/24	--	47,461,240.38	47,346,985.60	02/01/25
7	302581007	98	San Diego	CA	Actual/360	4.343%	176,756.07	276,133.34	0.00	09/01/24	09/01/35	--	47,263,438.07	46,987,304.73	02/01/25
9	302581009	RT	Los Angeles	CA	Actual/360	4.638%	174,730.21	0.00	0.00	N/A	08/06/24	--	43,750,000.00	43,750,000.00	10/06/24
16	302581016	OF	Memphis	TN	Actual/360	5.067%	119,611.34	49,166.46	0.00	N/A	08/01/24	--	27,410,653.60	27,361,487.14	01/01/25
19	302581019	SS	Various	Various	Actual/360	4.720%	7,649.43	164,914.96	0.00	N/A	09/01/29	--	1,882,034.36	1,717,119.40	02/01/25
38	302581038	RT	Florence	SC	Actual/360	4.590%	23,856.63	12,626.71	0.00	N/A	08/05/24	--	6,035,832.90	6,023,206.19	09/05/24
Totals							2,659,531.46	740,731.65	0.00				373,301,160.90	372,560,429.25
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	17,617,116.00	13,696,923.00	01/01/24	09/30/24	12/11/24	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	20,621,364.47	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,721,541.87	2,334,368.93	01/01/24	06/30/24	02/11/25	0.00	0.00	0.00	0.00	0.00	0.00
7	2,935,256.29	2,244,578.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9	10,418,173.00	0.00	--	--	04/11/24	0.00	0.00	174,236.69	692,163.29	0.00	0.00
16	2,679,683.31	1,155,509.87	01/01/24	06/30/24	01/13/25	0.00	0.00	168,659.78	168,659.78	0.00	0.00
19	7,987,681.82	8,521,439.40	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
38	708,083.00	769,992.00	04/01/23	03/31/24	01/13/25	583,765.62	2,275.79	33,853.60	178,546.54	0.00	0.00
Totals	47,067,535.29	49,344,175.67				583,765.62	2,275.79	376,750.06	1,039,369.61	0.00	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
7	302581007	214,137.59	Partial Liquidation (Curtailment)	0.00	0.00
Totals		214,137.59		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	214,137.59	0	0.00	4.562307%	4.394595%	(5)
01/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	105,000,000.00	1	405,262.27	0	0.00	4.562308%	4.394784%	(4)
12/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	5,264.42	0	0.00	4.562196%	4.394941%	(3)
11/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	5,245.69	0	0.00	4.562323%	4.395172%	(2)
10/18/24	0	0.00	0	0.00	0	0.00	0	0.00	1	0.00	1	47,864,967.15	1	69,767.58	1	0.00	4.562445%	4.395392%	(1)
09/17/24	0	0.00	0	0.00	0	0.00	0	0.00	1	8,622,119.14	1	47,925,952.38	0	0.00	0	0.00	4.568529%	4.434620%	0
08/16/24	0	0.00	0	0.00	0	0.00	0	0.00	1	8,622,119.14	0	0.00	0	0.00	0	0.00	4.575413%	4.456392%	1
07/17/24	0	0.00	0	0.00	1	8,622,119.14	0	0.00	1	8,622,119.14	0	0.00	0	0.00	4	85,365,179.18	4.557891%	4.516990%	2
06/17/24	0	0.00	0	0.00	1	8,622,119.14	0	0.00	1	8,622,119.14	0	0.00	0	0.00	4	51,310,591.16	4.457935%	4.380840%	3
05/17/24	0	0.00	0	0.00	1	8,622,119.14	0	0.00	3	8,622,119.14	0	0.00	0	0.00	3	7,566,260.83	4.468038%	4.403081%	4
04/17/24	0	0.00	0	0.00	3	17,330,225.78	0	0.00	3	17,330,225.78	0	0.00	0	0.00	1	14,399,540.65	4.485488%	4.420148%	5
03/15/24	0	0.00	0	0.00	3	17,353,653.93	0	0.00	3	17,353,653.93	0	0.00	0	0.00	0	0.00	4.496647%	4.434080%	5
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
9	302581009	10/06/24	3	5	174,236.69	692,163.29	0.00	43,750,000.00	08/31/20	13
16	302581016	01/01/25	0	5	168,659.78	168,659.78	1,656.00	27,410,653.60	08/08/24	2
38	302581038	09/05/24	4	5	33,853.60	178,546.54	1,050.00	6,087,381.45	09/18/24	4
Totals					376,750.06	1,039,369.61	2,706.00	77,248,035.05
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		229,481,679	152,346,986	77,134,693		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		94,374,326	94,374,326	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		1,717,119	1,717,119	0		0
> 60 Months		46,987,305	46,987,305	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-25	372,560,429	322,787,223	0	0	49,773,206	0
Jan-25	373,301,161	296,104,674	27,410,654	0	49,785,833	0
Dec-24	374,229,406	191,971,390	0	27,459,606	154,798,410	0
Nov-24	374,785,908	219,974,201	0	0	154,811,707	0
Oct-24	375,309,812	220,485,630	0	0	154,824,182	0
Sep-24	384,548,767	193,476,382	0	0	182,450,267	8,622,119
Aug-24	437,482,421	246,349,587	0	0	182,510,715	8,622,119
Jul-24	484,405,681	475,783,561	0	0	0	8,622,119
Jun-24	583,421,918	574,799,799	0	0	0	8,622,119
May-24	736,532,582	727,910,463	0	0	0	8,622,119
Apr-24	781,764,622	764,434,397	0	0	0	17,330,226
Mar-24	824,331,843	806,978,189	0	0	0	17,353,654
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	302581001	105,000,000.00	105,000,000.00	215,000,000.00	12/01/24	13,201,137.00	2.16610	09/30/24	08/01/24	I/O
5	302581005	47,346,985.60	47,346,985.62	53,000,000.00	01/22/25	2,121,603.93	1.16400	06/30/24	09/01/24	234
9	302581009	43,750,000.00	43,750,000.00	214,000,000.00	12/14/23	10,418,173.00	0.96210	12/31/23	08/06/24	I/O
16	302581016	27,361,487.14	27,410,653.60	29,100,000.00	10/11/24	845,290.87	0.83470	06/30/24	08/01/24	234
38	302581038	6,023,206.19	6,087,381.45	5,950,000.00	12/05/24	678,111.00	1.54890	03/31/24	08/05/24	234
Totals		229,481,678.93	229,595,020.67	517,050,000.00		27,264,315.80

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	302581001	OF	NY	08/06/24	4
	Extension Agreement was executed on 1/10/25, providing for a loan extension to 1/9/27, with an option to extend an additional year to 1/9/28, contingent upon property performance.

5	302581005	OF	WA	10/11/24	13

Loan transferred to special servicing 10/11/2024 due to balloon payment/maturity default. Lender and borrower parties have executed a pre-negotiation letter and discussions with respect to a short-term forbearance agreement remain ongoing as

	of 1/3 1/2025.

9	302581009	RT	CA	08/31/20	13
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

16	302581016	OF	TN	08/08/24	2

Borrower wishes to return collateral property to lender. In November 2024, the court has granted our appointment of Avison Young as Receiver. Avison Young is Receiver fully in-place. As of January 2025 the newly appointed Receiver is fully

	engage d in leasing efforts.

38	302581038	RT	SC	09/18/24	4

The loan transferred to Special Servicing on 9/18/2024 due the loan entering maturity default on the 8/5/2024 maturity date. Special Servicer has reached out to the Borrower who has all signatures and executed the PNL. Big Lots may now

	permanently close. Borrower proposal to extend is under Lender review.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	302581001	0.00	4.45250%	0.00	4.45250%	10	01/10/25	01/10/25	01/13/25
6	883100288	0.00	3.00000%	0.00	3.00000%	9	12/11/20	04/06/20	--
7	302581007	0.00	4.34300%	0.00	4.34300%	2	09/01/24	10/01/24	10/01/24
8	302511002	44,567,541.62	4.13000%	44,502,705.12	4.13000%	10	06/11/20	05/01/20	08/11/20
8	302511002	0.00	4.13000%	0.00	4.13000%	10	08/11/20	05/01/20	06/11/20
35	302581035	7,819,228.84	4.67150%	7,805,710.52	4.67150%	10	07/27/20	08/01/20	08/11/20
35	302581035	0.00	4.67150%	0.00	4.67150%	10	08/11/20	08/01/20	07/27/20
44	302581044	0.00	4.70000%	0.00	4.70000%	2	03/23/17	03/23/17	--
51	302581051	0.00	4.70000%	0.00	4.70000%	2	03/23/17	03/23/17	--
Totals		52,386,770.46		52,308,415.64
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
6	883100288	09/15/23	54,501,788.40	203,000,000.00	0.00	0.00	0.00	0.00	23,828,711.45	0.00	0.00	23,828,711.45	43.32%
29	883100308	01/17/20	13,350,000.00	18,700,000.00	14,041,391.89	253,622.29	14,041,391.89	13,787,769.60	0.00	0.00	0.00	0.00	0.00%
34	883100283	10/18/24	8,622,119.14	4,100,000.00	4,931,199.59	4,931,199.59	4,931,199.59	0.00	8,622,119.14	0.00	0.00	8,622,119.14	89.81%
35	302581035	02/17/23	7,372,350.82	7,500,000.00	7,079,029.15	744,271.62	7,079,029.15	6,334,757.53	1,037,593.29	0.00	33,929.38	1,003,663.91	11.53%
43	302581043	04/16/21	5,246,726.06	9,000,000.00	5,025,649.89	509,151.95	5,025,649.89	4,516,497.94	730,228.12	0.00	14,711.14	715,516.98	11.54%
44	302581044	05/17/24	4,715,490.16	3,900,000.00	2,574,698.91	1,183,984.89	2,574,698.91	1,390,714.02	3,324,776.14	0.00	82,968.33	3,241,807.81	57.78%
51	302581051	05/17/24	3,992,616.48	4,500,000.00	3,969,979.92	402,418.66	3,969,979.92	3,567,561.26	425,055.22	0.00	135,708.73	289,346.49	6.09%
55	623100134	07/17/18	3,564,376.67	4,100,000.00	5,047,746.50	1,052,869.27	4,821,769.77	3,768,900.50	0.00	0.00	1,948.00	(1,948.00)	0.05%
62	623100135	07/17/18	2,994,076.30	3,970,000.00	4,062,621.35	624,180.41	3,790,057.06	3,165,876.65	0.00	0.00	4,050.45	(4,050.45)	0.12%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			104,359,544.03	258,770,000.00	46,732,317.20	9,701,698.68	46,233,776.18	36,532,077.50	37,968,483.36	0.00	273,316.03	37,695,167.33

* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 24 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	10/17/23	0.00	1,246,816.57	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		09/15/23	0.00	292,686.13	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/23	0.00	323,924.93	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/23	0.00	333,269.89	0.00	0.00	0.00	0.00	0.00	0.00
		06/16/23	0.00	310,582.61	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/23	0.00	314,492.27	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/23	0.00	286,350.48	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/23	0.00	1,038,361.69	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/21	0.00	730,227.92	0.00	0.00	0.00	0.00	0.00	0.00
6	883100288	09/15/23	0.00	0.00	23,828,711.45	0.00	0.00	23,828,711.45	0.00	0.00	23,828,711.45
29	883100308	01/17/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
34	883100283	10/18/24	0.00	0.00	8,622,119.14	0.00	0.00	8,622,119.14	0.00	(3,764,176.96)	4,857,942.18
35	302581035	10/18/24	0.00	0.00	1,003,663.91	0.00	0.00	11,040.00	0.00	0.00	1,003,663.91
		07/17/24	0.00	0.00	992,623.91	0.00	0.00	50.00	0.00	0.00
		06/17/24	0.00	0.00	992,573.91	0.00	0.00	172.54	0.00	0.00
		12/15/23	0.00	0.00	992,401.37	0.00	0.00	(10,000.00)	0.00	0.00
		10/17/23	0.00	0.00	1,002,401.37	0.00	0.00	(35,191.92)	0.00	0.00
		02/17/23	0.00	0.00	1,037,593.29	0.00	0.00	1,037,593.29	0.00	0.00
43	302581043	04/17/23	0.00	0.00	715,516.98	0.00	0.00	(14,711.14)	0.00	0.00	715,516.98
		04/16/21	0.00	0.00	730,228.12	0.00	0.00	730,228.12	0.00	0.00
44	302581044	01/17/25	0.00	0.00	3,241,807.81	0.00	0.00	(82,968.33)	0.00	0.00	3,241,807.81
		05/17/24	0.00	0.00	3,324,776.14	0.00	0.00	3,324,776.14	0.00	0.00
51	302581051	01/17/25	0.00	0.00	289,346.49	0.00	0.00	(52,770.83)	0.00	0.00	289,346.49
		10/18/24	0.00	0.00	342,117.32	0.00	0.00	(82,937.90)	0.00	0.00
		05/17/24	0.00	0.00	425,055.22	0.00	0.00	425,055.22	0.00	0.00
55	623100134	10/17/23	0.00	0.00	(1,948.00)	0.00	(1,948.00)	0.00	0.00	0.00	0.00
		07/17/23	0.00	0.00	(18,131.85)	0.00	(18,131.85)	0.00	0.00	0.00
		07/17/18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
62	623100135	07/17/23	0.00	0.00	(4,050.45)	0.00	(4,050.45)	0.00	0.00	0.00	0.00
		11/18/21	0.00	0.00	(100,000.00)	0.00	(100,000.00)	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
62	623100135	07/17/18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	4,876,712.49	37,695,167.33	0.00	(124,130.30)	37,701,165.78	0.00	(3,764,176.96)	33,936,988.82

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	(1,595,540.64)	0.00	(107,916.67)	0.00	0.00	0.00	0.00	402,580.21	0.00	0.00	0.00	0.00
5	0.00	0.00	10,217.35	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	9,418.40	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	5,900.90	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	1,299.38	0.00	0.00	2,275.79	0.00	0.00	0.00	0.00	0.00	0.00
Total	(1,595,540.64)	0.00	(81,080.64)	0.00	0.00	2,275.79	0.00	402,580.21	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(1,271,765.28)

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28